Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of Income Before Provision for Income Taxes	Income before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2023 and 2024:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Cayman	(3,271)	(4,276)
Hong Kong SAR	(952)	(1,121)
BVI	—	(1)
PRC, excluding Hong Kong SAR	10,675	18,770
	6,452	13,372

Schedule of Income Tax Benefit	Income tax benefit consists of the following:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Current income tax benefit	(2,909)	(3,039)
	(2,909)	(3,039)

Schedule of Income Tax Expense Reconciliation	The actual income tax expense reported in the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income for each of six months ended June 30, 2023 and 2024 differs from the amount computed by applying the PRC statutory income tax rate of 25% to loss before income taxes due to the following:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Income before income tax	6,452	13,372

Income tax expense computed at PRC statutory tax rate	1,613	3,343
Effect of preferential tax rate:
-Tax rate differential not subject to PRC income tax	899	1,165
-Non-deductible expense	(2,176)	(7,501)
-Change in valuation allowance	896	3,066
-Additional deduction for research and development expenses	(466)	—
-Late payment surcharge on uncertain tax position	(3,712)	(3,247)
-Others (Note (i))	37	135
	(2,909)	(3,039)
(i)	It was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2023 and June 30, 2024 are as follows:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Net operating loss carry forward	90,576	116,843
Allowance for doubtful accounts	180,992	231,074
Payroll and accrued expenses	4,157	4,157
Deductible advertisement expenses	3,134	9,174
Long-term equity investment impairment	80,159	79,808
Intangible assets (Note (ii))	26,260	22,719
Estimated accounts payable write-off benefit	—	(69,989)
Gross deferred tax assets	385,278	393,786
Less: Valuation allowance	(385,278)	(393,786)
Net deferred tax assets	—	—
(ii)	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of Movements of the Valuation Allowance	The movements of the valuation allowance are as follows:
	For the Year Ended December 31,	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	(384,382)	(390,721)
Changes of valuation allowances	(6,339)	(3,065)
Balance at the end of the year/period	(390,721)	(393,786)

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the year ended December 31, 2023 and the six months ended June 30, 2024 is as follows:
	For the Year Ended December 31,	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	(30,772)	(28,654)
Additions	2,118	3,247
Balance at the end of the year/period	(28,654)	(25,407)